BUSINESS COMBINATIONS - Acquisition of Belatrix (Details) - USD ($) shares in Thousands, $ in Thousands	Aug. 09, 2019	Dec. 31, 2019	Aug. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash paid		$ 103,978		$ 4,328	$ 21,300
Belatrix
Disclosure of detailed information about business combination [line items]
Cash paid	$ 61,468
Business acquisition, number of shares acquired (in shares)	5,000
Period prior to closing of each share subscription	60 days
Period prior to closing date	2 days
Earn out payment		3,000
Contingent liabilities recognised in business combination		$ 4,097	$ 2,091
Consideration payment to be expensed			$ 909